Significant contingent liabilities and unrecognized contract commitments - Additional Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Capital commitments [abstract]
Amounts guaranteed by the financial institutions	$ 66,000	$ 59,800